Pension and Other Post-Retirement Benefits And Employee Benefits - Certain Information Regarding Health and Welfare Plan (Detail) - Post-Retirement Benefits - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation:
Benefit obligation at beginning of year	$ 11,849		$ 11,898		$ 11,898	$ 13,583
Interest cost	$ 56	[1]	$ 82	[1]	327	512	$ 513
Actuarial gain					238	(1,233)
Premiums and claims paid					(614)	(964)
Benefit obligation at end of year					11,849	11,898	$ 13,583
Change in Plan Assets:
Employer contribution					614	964
Premiums and claims paid					(614)	(964)
Funded status (included in "Other liabilities")					(11,849)	(11,898)
Changes recognized in other comprehensive income for the year ended December 31:
Amortization of prior service cost					249	249
Amortization of actuarial gain					(25)	(124)
Net actuarial (gain) loss arising during the year					238	(1,234)
Total recognized in other comprehensive income for the year (pre-tax)					462	(1,109)
Accumulated other comprehensive loss (pre-tax) not yet recognized in net periodic benefit cost at December 31:
Prior service cost					(287)	(536)
Actuarial loss, net					1,679	1,466
Total accumulated other comprehensive loss (pre-tax)					$ 1,392	$ 930

[1]	Amounts are included in G&A expense on the Consolidated Statements of Income and Comprehensive Income.